Stockholders Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of activities under the option plans [Abstract]
Balances - Number of shares	1,680,000	1,680,000	1,680,000	180,000
Balances - Weighted Average exercise price (in Dollars per share)	$ 1.01	$ 1.01	$ 1.01	$ 2.52
Balances - Weighted average remaining contractual term	8 years 1 month 6 days	7 years 292 days	8 years 9 months 18 days	5 years 146 days
Balances - Aggregate intrinsic value (in Dollars)	$ 535	$ 459	$ 2	$ 2
Options cancelled and retired	0	0
Options cancelled and retired (in Dollars per share)	$ 0	$ 0
Options cancelled and retired	0 years
Options cancelled and retired (in Dollars)	0
Options exercised	0	0	0
Options exercised (in Dollars per share)	$ 0	$ 0	$ 0
Options exercised	0 years
Options exercised (in Dollars)	0
Options granted	0	0	1,500,000
Options granted (in Dollars per share)	$ 0	$ 0	$ 0.83
Options granted	0 years
Options granted (in Dollars)	0
Options vested and exercisable and expected to be vested and exercisable	1,518,900	1,518,900
Options vested and exercisable and expected to be vested and exercisable (in Dollars per share)	$ 1.03	$ 1.03
Options vested and exercisable and expected to be vested and exercisable	8 years	7 years 292 days
Options vested and exercisable and expected to be vested and exercisable (in Dollars)	478	410
Options vested and exercisable	555,000	180,000
Options vested and exercisable (in Dollars per share)	$ 1.38	$ 2.52
Options vested and exercisable	7 years	3 years 146 days
Options vested and exercisable at September 30, 2013 (in Dollars)	$ 141	$ 9